Equity-based compensation (Details) - shares shares in Millions		6 Months Ended
	Apr. 08, 2019	Jun. 30, 2020	Jun. 30, 2019
Share-Based Payment Arrangements [Abstract]
Unvested at January 1		4.7	0.0
Granted	4.2	2.0	0.6
Vested		(1.0)	0.0
Forfeited		(0.2)	0.0
June 30		5.5	4.8